Fair Value Measurement (Quantitative Information About Recurring and Non-recurring Level 3 Fair Value Measurements) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Fair Value Inputs
Impairment of intangible assets	$ 643.7	$ 190.3	$ 19.9
Recurring Basis | Contingent Consideration Payable | Minimum
Fair Value Inputs
Assumed market participant discount rate	1.20%
Cumulative probability of milestones being achieved (in percent)	4.00%
Periods in which milestones are expected to be achieved	2016
Forecast quarterly royalties payable on net sales of relevant products	$ 2.1
Recurring Basis | Contingent Consideration Payable | Maximum
Fair Value Inputs
Assumed market participant discount rate	12.40%
Cumulative probability of milestones being achieved (in percent)	90.00%
Periods in which milestones are expected to be achieved	2030
Forecast quarterly royalties payable on net sales of relevant products	$ 6.6
Recurring Basis | Contingent Consideration Payable | Income approach (probability weighted discounted cash flow)
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Liabilities	475.9
Recurring Basis | Contingent Consideration Receivable | Income approach (probability weighted discounted cash flow)
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Assets	$ 13.8
Fair Value Inputs
Assumed market participant discount rate	8.40%
Recurring Basis | Contingent Consideration Receivable | Income approach (probability weighted discounted cash flow) | Minimum
Fair Value Inputs
Probability weightings applied to different sales scenarios (in percent)	10.00%
Future forecast consideration receivable based on contractual terms with purchaser	$ 0.0
Recurring Basis | Contingent Consideration Receivable | Income approach (probability weighted discounted cash flow) | Maximum
Fair Value Inputs
Probability weightings applied to different sales scenarios (in percent)	70.00%
Future forecast consideration receivable based on contractual terms with purchaser	$ 25.0
Nonrecurring Basis | SHP625 and SHP608 combined
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
IPR&D intangible assets, fair value	0.0
Fair Value Inputs
Impairment of intangible assets	$ 643.7
Nonrecurring Basis | Income approach (discounted cash flow) | Minimum | SHP625 and SHP608 combined
Fair Value Inputs
Assumed market participant discount rate	9.10%
Probability of regulatory approval being obtained (in percent)	5.00%
Expected commercial launch date	2020
Nonrecurring Basis | Income approach (discounted cash flow) | Maximum | SHP625 and SHP608 combined
Fair Value Inputs
Assumed market participant discount rate	10.70%
Probability of regulatory approval being obtained (in percent)	33.00%
Expected commercial launch date	2021